Income tax - Schedule of Deductible temporary differences (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income tax
Not recognized over P&L	€ 163,607	€ 109,272
Not recognized over equity	€ 110,749	€ 415,018